Investment Strategy	Mar. 31, 2026
First Trust Nasdaq Bank ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. bank companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the banks subsector of the Industry Classification Benchmark ("ICB"). According to the ICB, companies comprising this subsector are those with a banking license which derive the greatest portion of their revenue from providing a broad range of banking services, including retail banking, loans, and money transmissions and does not include investment banks. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) net income; (2) return on assets; (3) momentum; and (4) book value. The book value factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon book value. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities with market capitalization ranges from $2.7 billion to $877.08 billion. As of June 30, 2026 the Fund had significant investments in financial companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. bank companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the banks subsector of the Industry Classification Benchmark ("ICB"). According to the ICB, companies comprising this subsector are those with a banking license which derive the greatest portion of their revenue from providing a broad range of banking services, including retail banking, loans, and money transmissions and does not include investment banks. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) net income; (2) return on assets; (3) momentum; and (4) book value. The book value factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon book value. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities with market capitalization ranges from $2.7 billion to $877.08 billion. As of June 30, 2026 the Fund had significant investments in financial companies, although this may change from time to time.
First Trust Nasdaq Food and Beverage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. food and beverage companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the (i) brewers; (ii) distillers and vintners; (iii) soft drinks; (iv) farming, fishing, ranching and plantations; (v) food products; (vi) fruit and grain processing; or (vii) sugar subsectors of the Industry Classification Benchmark (the “ICB”). According to the ICB, companies comprising these sectors include: (i) manufacturers and shippers of cider or malt products such as beer, ale and stout; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits such as whisky, brandy, rum, gin or liqueurs; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages, such as soda, fruit juices, tea, coffee and bottled water; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations, including manufacturers of livestock feeds and seeds and other agricultural products; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood, including producers of pet food and manufacturers of dietary supplements, vitamins and related items but excluding producers of fruit juices, tea, coffee, bottled water and other non-alcoholic beverages; (vi) companies involved in the value-adding process of various raw or unprocessed agricultural products, including companies that may also produce and market such products, and (vii) companies that grow, refine, process and distribute sugar. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 30 securities with market capitalization ranges from $2.91 billion to $349.66 billion. As of June 30, 2026, the Fund had significant investments in consumer staples companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. food and beverage companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the (i) brewers; (ii) distillers and vintners; (iii) soft drinks; (iv) farming, fishing, ranching and plantations; (v) food products; (vi) fruit and grain processing; or (vii) sugar subsectors of the Industry Classification Benchmark (the “ICB”). According to the ICB, companies comprising these sectors include: (i) manufacturers and shippers of cider or malt products such as beer, ale and stout; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits such as whisky, brandy, rum, gin or liqueurs; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages, such as soda, fruit juices, tea, coffee and bottled water; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations, including manufacturers of livestock feeds and seeds and other agricultural products; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood, including producers of pet food and manufacturers of dietary supplements, vitamins and related items but excluding producers of fruit juices, tea, coffee, bottled water and other non-alcoholic beverages; (vi) companies involved in the value-adding process of various raw or unprocessed agricultural products, including companies that may also produce and market such products, and (vii) companies that grow, refine, process and distribute sugar. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 30 securities with market capitalization ranges from $2.91 billion to $349.66 billion. As of June 30, 2026, the Fund had significant investments in consumer staples companies, although this may change from time to time.
First Trust Nasdaq Oil and Gas ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. oil and gas companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) integrated oil and gas; (ii) oil: crude producers; (iii) offshore drilling and other services; (iv) oil refining and marking; (v) oil equipment and services; and (vi) pipelines subsectors according to the Industry Classification Benchmark (the (“ICB”). According to the ICB, companies comprising these sectors include: (i) companies that engage in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); (ii) companies engaged in the exploration for and drilling, production, and supply of crude oil or natural gas on land; (iii) companies engaged in exploration for and drilling, production, and supply of crude oil or natural gas in offshore areas; (iv) companies primarily engaged in the refining and marketing of petroleum products (downstream); (v) suppliers of equipment and services to oil or gas fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; (vi) operators of pipelines carrying oil, gas or other forms of fuel, excluding pipeline operators that derive the majority of their revenues from direct sales to end users. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.99 billion to $566.63 billion. As of June 30, 2026, the Fund had significant investments in energy companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. oil and gas companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) integrated oil and gas; (ii) oil: crude producers; (iii) offshore drilling and other services; (iv) oil refining and marking; (v) oil equipment and services; and (vi) pipelines subsectors according to the Industry Classification Benchmark (the (“ICB”). According to the ICB, companies comprising these sectors include: (i) companies that engage in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); (ii) companies engaged in the exploration for and drilling, production, and supply of crude oil or natural gas on land; (iii) companies engaged in exploration for and drilling, production, and supply of crude oil or natural gas in offshore areas; (iv) companies primarily engaged in the refining and marketing of petroleum products (downstream); (v) suppliers of equipment and services to oil or gas fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; (vi) operators of pipelines carrying oil, gas or other forms of fuel, excluding pipeline operators that derive the majority of their revenues from direct sales to end users. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.99 billion to $566.63 billion. As of June 30, 2026, the Fund had significant investments in energy companies, although this may change from time to time.
First Trust Nasdaq Pharmaceuticals ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. pharmaceutical and biotechnology companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the pharmaceuticals and biotechnology subsectors according to the Industry Classification Benchmark (the “ICB”). According to the ICB, companies comprising these subsectors include (i) companies engaged in research into and development of biological substances for the purposes of drug discovery and diagnostic development, and which derive the majority of their revenue from either the sale or licensing of these drugs and diagnostic tools; and (ii) manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills, including vaccine producers, but excluding vitamin producers. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities with market capitalization ranges from $2.7 billion to $1.07 trillion. As of June 30, 2026, the Fund had significant investments in health care companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. pharmaceutical and biotechnology companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the pharmaceuticals and biotechnology subsectors according to the Industry Classification Benchmark (the “ICB”). According to the ICB, companies comprising these subsectors include (i) companies engaged in research into and development of biological substances for the purposes of drug discovery and diagnostic development, and which derive the majority of their revenue from either the sale or licensing of these drugs and diagnostic tools; and (ii) manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills, including vaccine producers, but excluding vitamin producers. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities with market capitalization ranges from $2.7 billion to $1.07 trillion. As of June 30, 2026, the Fund had significant investments in health care companies, although this may change from time to time.
First Trust Nasdaq Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. semiconductor companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the semiconductors or production technology equipment subsectors according to the Industry Classification Benchmark (the "ICB"). According to the ICB, companies comprising these subsectors include (i) producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as motherboards, excluding makers of printed circuit boards; and (ii) manufactures of tools and/or devices that are used in the creation of semiconductors, lasers, photonics, wafers, and other high-technology components, including semiconductor capital equipment. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 34 securities with market capitalization ranges from $4.98 billion to $4.85 trillion. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. semiconductor companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the semiconductors or production technology equipment subsectors according to the Industry Classification Benchmark (the "ICB"). According to the ICB, companies comprising these subsectors include (i) producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as motherboards, excluding makers of printed circuit boards; and (ii) manufactures of tools and/or devices that are used in the creation of semiconductors, lasers, photonics, wafers, and other high-technology components, including semiconductor capital equipment. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 34 securities with market capitalization ranges from $4.98 billion to $4.85 trillion. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.
First Trust Nasdaq Transportation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the top 30 to 50 factor-ranked securities from U.S. transportation companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) auto services; (ii) tires; (iii) automobiles; (iv) auto parts; (v) airlines; (vi) trucking; (vii) commercial vehicles and parts; (viii) railroads; (ix) railroad equipment; (x) marine transportation; (xi) delivery services; (xii) commercial vehicle-equipment leasing; and (xiii) transportation services subsectors according to the Industry Classification Benchmark (the "ICB"). According to the ICB, companies comprising these sectors or subsector include: (i) companies that provide assistance to individual vehicle owners; (ii) manufacturers, distributors and re-treaders of automobile, truck and motorcycle tires; (iii) makers of passenger vehicles, including cars, sport utility vehicles (SUVs) and light trucks, excluding makers of heavy trucks and makers of recreational vehicles (RVs and ATVs); (iv) manufacturers and distributors of new and replacement parts for motorcycles and automobiles, such as engines, carburetors and batteries, excluding producers of tires, which are classified under tires subsector; (v) companies providing primarily passenger air transport, excluding airports; (vi) companies that provide commercial trucking or mass public bus services, excluding road and tunnel operators; (vii) companies that design, develop, manufacture, and distribute light, medium and heavy-duty trucks and vans, including related aftermarket distribution of parts; (viii) companies that operate railway systems for transporting goods and mass public rail services; (ix) companies that manufacture, supply and distribute railroad supplies; (x) providers of on-water transportation for commercial markets, such as container shipping, including includes shipbuilders, but excluding ports, which are classified under transportation services; (xi) operators of mail and package delivery services for commercial and consumer use, including courier and logistic services primarily involving air transportation; (xii) companies that rents and lease operational equipment to commercial clients, such as: rails, tankers, freight cars, related equipment plus aviation assets (jets and airplanes); (xiii) companies providing services to the industrial transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods, and companies that provide aircraft and vehicle maintenance services. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.95 billion to $1.58 trillion. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to provide exposure to the top 30 to 50 factor-ranked securities from U.S. transportation companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) auto services; (ii) tires; (iii) automobiles; (iv) auto parts; (v) airlines; (vi) trucking; (vii) commercial vehicles and parts; (viii) railroads; (ix) railroad equipment; (x) marine transportation; (xi) delivery services; (xii) commercial vehicle-equipment leasing; and (xiii) transportation services subsectors according to the Industry Classification Benchmark (the "ICB"). According to the ICB, companies comprising these sectors or subsector include: (i) companies that provide assistance to individual vehicle owners; (ii) manufacturers, distributors and re-treaders of automobile, truck and motorcycle tires; (iii) makers of passenger vehicles, including cars, sport utility vehicles (SUVs) and light trucks, excluding makers of heavy trucks and makers of recreational vehicles (RVs and ATVs); (iv) manufacturers and distributors of new and replacement parts for motorcycles and automobiles, such as engines, carburetors and batteries, excluding producers of tires, which are classified under tires subsector; (v) companies providing primarily passenger air transport, excluding airports; (vi) companies that provide commercial trucking or mass public bus services, excluding road and tunnel operators; (vii) companies that design, develop, manufacture, and distribute light, medium and heavy-duty trucks and vans, including related aftermarket distribution of parts; (viii) companies that operate railway systems for transporting goods and mass public rail services; (ix) companies that manufacture, supply and distribute railroad supplies; (x) providers of on-water transportation for commercial markets, such as container shipping, including includes shipbuilders, but excluding ports, which are classified under transportation services; (xi) operators of mail and package delivery services for commercial and consumer use, including courier and logistic services primarily involving air transportation; (xii) companies that rents and lease operational equipment to commercial clients, such as: rails, tankers, freight cars, related equipment plus aviation assets (jets and airplanes); (xiii) companies providing services to the industrial transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods, and companies that provide aircraft and vehicle maintenance services. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.95 billion to $1.58 trillion. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and industrials companies, although this may change from time to time.
Emerging Markets Equity Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). The Index Provider is a financial technology company that develops platforms to capture quantitative measurements of client and portfolio risk for investment advisors. The Index Provider has retained Nasdaq, Inc. to calculate and maintain the Index. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to Nasdaq, Inc., the Index seeks to create a diversified portfolio of low volatility and liquid securities. According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq Emerging Markets Large Mid CapTM Index (the “Base Index”) and meet the liquidity and seasoning criteria of the Index. According to Nasdaq, Inc., the Base Index is a float adjusted market capitalization index designed to track the performance of securities in the Nasdaq Emerging MarketsTM Index that comprise the Large Mid-cap segment of securities in countries which are designated as Emerging Markets. Nasdaq, Inc. assigns a country as comprising the Emerging Markets segment. According to Nasdaq, Inc., in making this determination, Nasdaq, Inc. primarily uses a rules-based and transparent approach where the designation is based mainly upon quantitative criteria. In addition to the quantitative criteria, Nasdaq, Inc. applies a supplementary qualitative screen to ensure that each country that meets the quantitative criteria also meets the expected investment requirements of that market segment. According to Nasdaq, Inc., those countries that do not qualify for the Developed Markets segment will be immediately placed into consideration for the Emerging Markets segment. According to Nasdaq, Inc., in order to qualify for the Emerging Markets segment, a country must meet quantitative criteria based upon gross national income per capita, the country's total market capitalization, the total annual turnover of each country and the total number of securities per country. In addition, according to Nasdaq, Inc., a qualitative screening is then conducted to ensure investability of each country meets its segment designation. The Fund may invest in securities that are denominated in non-U.S. currencies, common stocks, depositary receipts, preferred shares and real estate investment trusts (“REITs”). According to Nasdaq, Inc., security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all eligible securities in the Base Index that comply with the Index's liquidity and seasoning criteria. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. 2.Securities are then ranked by trailing twelve month volatility within their respective countries. 3.The 25 securities with the lowest volatility from each country are selected for inclusion in the Index. If fewer than 25 securities qualify from a particular country, all securities are selected from that country for inclusion in the Index. All securities are classified at their industry level, as defined by the Industry Classification Benchmark. The initial weight of each country-industry pair in the Index is assigned to be equal to the aggregate market value of the country-industry pair in the Base Index divided by the aggregate Base Index market value of all country-industry pairs represented in the Index. Securities within each same country-industry pair are equally weighted and then adjusted so that no security weight exceeds 3% of the Index.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 282 securities with market capitalization ranges from $1.76 billion to $493.66 billion. As of June 30, 2026 the Fund had significant investments in financial companies, Indian issuers and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to Nasdaq, Inc., the Index seeks to create a diversified portfolio of low volatility and liquid securities. According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq Emerging Markets Large Mid CapTM Index (the “Base Index”) and meet the liquidity and seasoning criteria of the Index. According to Nasdaq, Inc., the Base Index is a float adjusted market capitalization index designed to track the performance of securities in the Nasdaq Emerging MarketsTM Index that comprise the Large Mid-cap segment of securities in countries which are designated as Emerging Markets. Nasdaq, Inc. assigns a country as comprising the Emerging Markets segment. According to Nasdaq, Inc., in making this determination, Nasdaq, Inc. primarily uses a rules-based and transparent approach where the designation is based mainly upon quantitative criteria. In addition to the quantitative criteria, Nasdaq, Inc. applies a supplementary qualitative screen to ensure that each country that meets the quantitative criteria also meets the expected investment requirements of that market segment. According to Nasdaq, Inc., those countries that do not qualify for the Developed Markets segment will be immediately placed into consideration for the Emerging Markets segment. According to Nasdaq, Inc., in order to qualify for the Emerging Markets segment, a country must meet quantitative criteria based upon gross national income per capita, the country's total market capitalization, the total annual turnover of each country and the total number of securities per country. In addition, according to Nasdaq, Inc., a qualitative screening is then conducted to ensure investability of each country meets its segment designation. The Fund may invest in securities that are denominated in non-U.S. currencies, common stocks, depositary receipts, preferred shares and real estate investment trusts (“REITs”). According to Nasdaq, Inc., security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all eligible securities in the Base Index that comply with the Index's liquidity and seasoning criteria. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. 2.Securities are then ranked by trailing twelve month volatility within their respective countries. 3.The 25 securities with the lowest volatility from each country are selected for inclusion in the Index. If fewer than 25 securities qualify from a particular country, all securities are selected from that country for inclusion in the Index. All securities are classified at their industry level, as defined by the Industry Classification Benchmark. The initial weight of each country-industry pair in the Index is assigned to be equal to the aggregate market value of the country-industry pair in the Base Index divided by the aggregate Base Index market value of all country-industry pairs represented in the Index. Securities within each same country-industry pair are equally weighted and then adjusted so that no security weight exceeds 3% of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 282 securities with market capitalization ranges from $1.76 billion to $493.66 billion. As of June 30, 2026 the Fund had significant investments in financial companies, Indian issuers and Asian issuers, although this may change from time to time.
First Trust S-Network E-Commerce ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to fully replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. According to the Index Provider, the Index is an index of stocks listed on major global recognized exchanges that are principally engaged in the global e-commerce industry. According to the Index Provider, to be eligible for inclusion in the Index, a company must be considered principally engaged in (deriving greater than or equal to 50% of their revenue from) one or a combination of the four following business segments: (1) content navigation; (2) online retail; (3) online marketplace; and (4) e-commerce infrastructure. 1.Content Navigation — revenue from advertisers paying to use the search results, social media feeds, email systems, banner ad slots, etc., as vehicles for their ads, and/or paying for the activity/profile data on consumers to efficiently target their ads. These websites primarily organize/help to navigate content produced by others (whether users or advertisers) rather than producing their own content. 2.Online Retail — similar to a brick-and-mortar retail store, but online; apart from drop-shipping models, inventories are either created by the retailer (i.e., store-brand goods/services) or bought from brands at wholesale prices so profits are captured by the online retailer, and the online retailer is the one deciding the final price quoted to the consumer. 3.Online Marketplace — offer brands/sellers a digital location or platform to list their products and services. These marketplaces offer a lower cost of entry to sellers seeking to engage in the e-commerce space through the platform’s offerings, especially technical and customer support, in exchange for a cut of the profits. 4.E-Commerce Infrastructure — logistics and fulfillment for online orders; financial and other technology, services and/or infrastructure required for e-commerce business activities.The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies that derive at least 50% of their revenues from at least one of the four e-commerce business segments described above.The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in companies that are engaged in one or more of the four business segments outlined above but do not derive at least 50% of their revenues from at least one of the four business segments. In addition to being principally engaged in one or a combination of the four business segments, in order to be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange, be a constituent of the S-Network Global 5500 Index and meet the size, float and liquidity standards of the Index. Certain companies that are not principally engaged, but that derive significant revenues from businesses in one or more of the business segments may be included in the Index, provided: (1) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports, (2) applicable revenues are likely to have a material impact on the company’s overall share price performance, or (3) the company’s applicable business is likely to have a significant impact on the sector as a whole. All new additions to the Index must be principally engaged in one or a combination of the business segments. A company exposed to multiple business segments will be classified as the segment of highest exposure by revenue. The Index then selects the 15 eligible stocks by full market capitalization in each business segment and assigns an equal weight to each. These weights will deviate based upon market movements in between Index rebalances. The Fund may invest in depositary receipts, emerging market companies, securities denominated in non-U.S. currencies and companies with various market capitalizations, including small capitalization companies.The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and communication services companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is an index of stocks listed on major global recognized exchanges that are principally engaged in the global e-commerce industry. According to the Index Provider, to be eligible for inclusion in the Index, a company must be considered principally engaged in (deriving greater than or equal to 50% of their revenue from) one or a combination of the four following business segments: (1) content navigation; (2) online retail; (3) online marketplace; and (4) e-commerce infrastructure. 1.Content Navigation — revenue from advertisers paying to use the search results, social media feeds, email systems, banner ad slots, etc., as vehicles for their ads, and/or paying for the activity/profile data on consumers to efficiently target their ads. These websites primarily organize/help to navigate content produced by others (whether users or advertisers) rather than producing their own content. 2.Online Retail — similar to a brick-and-mortar retail store, but online; apart from drop-shipping models, inventories are either created by the retailer (i.e., store-brand goods/services) or bought from brands at wholesale prices so profits are captured by the online retailer, and the online retailer is the one deciding the final price quoted to the consumer. 3.Online Marketplace — offer brands/sellers a digital location or platform to list their products and services. These marketplaces offer a lower cost of entry to sellers seeking to engage in the e-commerce space through the platform’s offerings, especially technical and customer support, in exchange for a cut of the profits. 4.E-Commerce Infrastructure — logistics and fulfillment for online orders; financial and other technology, services and/or infrastructure required for e-commerce business activities.The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in companies that are engaged in one or more of the four business segments outlined above but do not derive at least 50% of their revenues from at least one of the four business segments. In addition to being principally engaged in one or a combination of the four business segments, in order to be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange, be a constituent of the S-Network Global 5500 Index and meet the size, float and liquidity standards of the Index. Certain companies that are not principally engaged, but that derive significant revenues from businesses in one or more of the business segments may be included in the Index, provided: (1) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports, (2) applicable revenues are likely to have a material impact on the company’s overall share price performance, or (3) the company’s applicable business is likely to have a significant impact on the sector as a whole. All new additions to the Index must be principally engaged in one or a combination of the business segments. A company exposed to multiple business segments will be classified as the segment of highest exposure by revenue. The Index then selects the 15 eligible stocks by full market capitalization in each business segment and assigns an equal weight to each. These weights will deviate based upon market movements in between Index rebalances. The Fund may invest in depositary receipts, emerging market companies, securities denominated in non-U.S. currencies and companies with various market capitalizations, including small capitalization companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies that derive at least 50% of their revenues from at least one of the four e-commerce business segments described above.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and communication services companies, although this may change from time to time.
First Trust Indxx Medical Devices ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A stock may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. According to the Index Provider, the Index is designed to track the performance of companies that are associated with the medical equipment industry, as determined by the Index Provider. According to the Index Provider, companies comprising the medical equipment industry are those companies involved in the design, manufacture, sale, and provision of medical equipment, which includes, but is not limited to, products used for examination, diagnosis, monitoring, treatment, surgery, and medical research including lab procedures. Companies providing ancillary services regarding such equipment are also considered. The Fund may invest in common stock and depositary receipts issued by U.S. and non-U.S. companies, including securities denominated in non-U.S. currencies, and companies with various market capitalizations, including small capitalization companies. In order to be eligible for the Index’s starting universe, securities must be listed in a developed market or emerging market, as defined by the Index Provider. In addition, a security must meet the size, float, price and liquidity requirements of the Index and be a common stock, American Depositary Receipt (“ADR”) or Global Depositary Receipt (“GDR”). Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Eligible companies deriving a minimum of 50% of their total revenue from business activities associated with the medical equipment industry, according to the Index Provider, will form the Index’s selection list. From the Index’s selection list, the top 50 companies by market capitalization will form the final Index. The constituents are equally-weighted within the Index.The Index is rebalanced semi-annually and reconstituted annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in health care companies and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is designed to track the performance of companies that are associated with the medical equipment industry, as determined by the Index Provider. According to the Index Provider, companies comprising the medical equipment industry are those companies involved in the design, manufacture, sale, and provision of medical equipment, which includes, but is not limited to, products used for examination, diagnosis, monitoring, treatment, surgery, and medical research including lab procedures. Companies providing ancillary services regarding such equipment are also considered. The Fund may invest in common stock and depositary receipts issued by U.S. and non-U.S. companies, including securities denominated in non-U.S. currencies, and companies with various market capitalizations, including small capitalization companies. In order to be eligible for the Index’s starting universe, securities must be listed in a developed market or emerging market, as defined by the Index Provider. In addition, a security must meet the size, float, price and liquidity requirements of the Index and be a common stock, American Depositary Receipt (“ADR”) or Global Depositary Receipt (“GDR”). Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Eligible companies deriving a minimum of 50% of their total revenue from business activities associated with the medical equipment industry, according to the Index Provider, will form the Index’s selection list. From the Index’s selection list, the top 50 companies by market capitalization will form the final Index. The constituents are equally-weighted within the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in health care companies and European issuers, although this may change from time to time.
First Trust S-Network Streaming and Gaming ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. According to the Index Provider, the Index includes companies that enable remote users to access online content; publish online content; participate in prospective wagering; spectate or participate in competitive video gaming; and that provide the products, services and technology that are necessary for the streaming and gaming industries. According to the Index Provider, to be eligible for inclusion in the Index, a company’s stock must be listed on a major recognized stock exchange, meet the size, float and liquidity requirements of the Index and must be principally engaged in one of the following three business segments: 1.Content Streaming (companies that provide platforms for user-created content; companies that provide access to studio-created video content; companies that provide access to studio-created audio content) 2.E-Sports (companies that design and develop video games; companies that enable professional gamers to compete in online competitions; companies that enable spectator services for online gaming) 3.iGaming (companies that enable remote participation in prospective wagering) Certain companies that are not principally engaged in one or more of the three segments, but that derive significant revenues from businesses in one or more of the three segments may be included in the Index, provided: (i) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports; (ii) applicable revenues are likely to have a material impact on the company’s overall share price performance; or (iii) the company’s applicable business is likely to have a significant impact on the sector as a whole. The top 15 eligible stocks by average ranks of market capitalization and average daily trading value in each segment are selected for inclusion in the Index and will be weighted by their float-adjusted market capitalizations, modified to meet a maximum weight requirement of 4.5% and a minimum weight requirement of 0.5%. The Fund may invest in non U.S. companies, including emerging market companies, securities denominated in non-U.S. currencies, depositary receipts and companies with various market capitalizations, including small capitalization companies.The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in communication services companies, consumer discretionary companies and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index includes companies that enable remote users to access online content; publish online content; participate in prospective wagering; spectate or participate in competitive video gaming; and that provide the products, services and technology that are necessary for the streaming and gaming industries. According to the Index Provider, to be eligible for inclusion in the Index, a company’s stock must be listed on a major recognized stock exchange, meet the size, float and liquidity requirements of the Index and must be principally engaged in one of the following three business segments: 1.Content Streaming (companies that provide platforms for user-created content; companies that provide access to studio-created video content; companies that provide access to studio-created audio content) 2.E-Sports (companies that design and develop video games; companies that enable professional gamers to compete in online competitions; companies that enable spectator services for online gaming) 3.iGaming (companies that enable remote participation in prospective wagering) Certain companies that are not principally engaged in one or more of the three segments, but that derive significant revenues from businesses in one or more of the three segments may be included in the Index, provided: (i) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports; (ii) applicable revenues are likely to have a material impact on the company’s overall share price performance; or (iii) the company’s applicable business is likely to have a significant impact on the sector as a whole. The top 15 eligible stocks by average ranks of market capitalization and average daily trading value in each segment are selected for inclusion in the Index and will be weighted by their float-adjusted market capitalizations, modified to meet a maximum weight requirement of 4.5% and a minimum weight requirement of 0.5%. The Fund may invest in non U.S. companies, including emerging market companies, securities denominated in non-U.S. currencies, depositary receipts and companies with various market capitalizations, including small capitalization companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in communication services companies, consumer discretionary companies and Asian issuers, although this may change from time to time.
First Trust Bloomberg Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is determined, composed and calculated by Bloomberg Index Services Limited (the “Index Provider”). The Index Provider reserves the right to exercise reasonable discretion if the Index Provider deems such discretion as necessary or appropriate to maintain the quality and/or character of the Index. According to the Index Provider, the Index is constructed to track the performance of U.S. large- and mid-cap companies that have a track record of returning value to shareholders in the form of dividends, buybacks, as well as debt reduction, and in a manner that is within their capacity, which is defined in further detail below. The Index’s selection universe is composed of all securities comprising the Bloomberg US Large & Mid Cap Index. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. From this universe, the Index then further excludes real estate investment trusts and those securities that do not meet the size and liquidity standards of the Index. One security per issuer is permitted. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Remaining securities are then screened based upon “Free Cash Flow” (the money that is left over after a company pays its operating expenses and capital expenditures), “Total Returned Capital” (defined as dividends paid + (net buybacks - stock based compensation) + debt repayment) and Capacity (the ratio of Total Returned Capital to Free Cash Flow). To be eligible for inclusion in the Index, a security must have, over each of the trailing five years, (i) positive Free Cash Flow; (ii) positive Total Returned Capital; and (iii) a Capacity of 150% or less. Lastly, a security must have a Shareholder Yield (defined as the ratio of its Total Returned Capital to its market capitalization) of greater than 0.5% and less than or equal to 15% to be included in the Index. From the remaining eligible securities, the top 50 companies by Total Returned Capital are selected for inclusion in the Index and are assigned an Index weight based upon their level of Shareholder Yield, with those securities with higher Shareholder Yield assigned greater weight. However, no security’s weight shall exceed 5% and no sector’s weight shall exceed 30%, where a "sector" refers to the Bloomberg Industry Classification Standard (BICS) level 1 sectors. Any excess weight from capping is distributed proportionally to all the remaining uncapped securities until all the above conditions are satisfied. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Index, the Fund expects that substantially all of its investments will be in common stocks.The Index is reconstituted and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $17.49 billion to $4.25 trillion. As of June 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is constructed to track the performance of U.S. large- and mid-cap companies that have a track record of returning value to shareholders in the form of dividends, buybacks, as well as debt reduction, and in a manner that is within their capacity, which is defined in further detail below. The Index’s selection universe is composed of all securities comprising the Bloomberg US Large & Mid Cap Index. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. From this universe, the Index then further excludes real estate investment trusts and those securities that do not meet the size and liquidity standards of the Index. One security per issuer is permitted. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Remaining securities are then screened based upon “Free Cash Flow” (the money that is left over after a company pays its operating expenses and capital expenditures), “Total Returned Capital” (defined as dividends paid + (net buybacks - stock based compensation) + debt repayment) and Capacity (the ratio of Total Returned Capital to Free Cash Flow). To be eligible for inclusion in the Index, a security must have, over each of the trailing five years, (i) positive Free Cash Flow; (ii) positive Total Returned Capital; and (iii) a Capacity of 150% or less. Lastly, a security must have a Shareholder Yield (defined as the ratio of its Total Returned Capital to its market capitalization) of greater than 0.5% and less than or equal to 15% to be included in the Index. From the remaining eligible securities, the top 50 companies by Total Returned Capital are selected for inclusion in the Index and are assigned an Index weight based upon their level of Shareholder Yield, with those securities with higher Shareholder Yield assigned greater weight. However, no security’s weight shall exceed 5% and no sector’s weight shall exceed 30%, where a "sector" refers to the Bloomberg Industry Classification Standard (BICS) level 1 sectors. Any excess weight from capping is distributed proportionally to all the remaining uncapped securities until all the above conditions are satisfied. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Index, the Fund expects that substantially all of its investments will be in common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $17.49 billion to $4.25 trillion. As of June 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policies covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index measures the performance of companies within the S&P 500® Index that have followed a managed-dividends policy of increasing or maintaining dividends for at least 15 consecutive years and have high indicated annualized dividend yield relative to other companies within the same Global Industry Classification Standard (GICS®) sector. The managed-dividends policy may be relaxed to maintain a diversified GICS® sector representation. Index sector weights are adjusted to mirror the GICS® sector weights of the S&P 500® Index. The Index seeks to select 100 securities that meet its eligibility criteria. The Index’s starting universe consists of all the securities comprising the S&P 500® Index. The S&P 500® Index measures the performance of the large-cap segment of the U.S. market. From the starting universe, only those securities that have maintained or increased total dividend per share amounts every year for at least 15 consecutive years are eligible for inclusion, subject to a relaxation rule. The remaining stocks are then ranked in their respective GICS® sectors in descending order by indicated annualized dividend yield. The highest ranked stocks, in descending order, are selected until the number of stocks in each sector reaches the sector target count, which is derived from the quintile count of each sector in the index universe (rounded to the nearest whole number). If the number of selected stocks in a sector is fewer than the sector target count, or if the target sector weight exceeds the sum of the stock weights after applying the weighting constraints, the managed-dividends policy is relaxed to select the remaining constituents. In each respective GICS® sector, the Index ranks eligible constituents first by dividend growth history and then by indicated annualized dividend yield. Stocks are added to the Index in descending order of indicated annualized dividend yield starting with the longest dividend growth history length until the number of constituents reaches the sector count target and the weighting requirements are met, with a minimum dividend growth history of at least five years. If there are no additional eligible companies in a sector, the sector weight will deviate from its target weight and the Index distributes the weight proportionally among the other sectors. At each Index reconstitution and rebalance, the Index sector weights mirror the sector weights of the S&P 500® Index, with constituents weighted by dividend yield within the GICS® sectors. The weight for each Index constituent is constrained between 0.25% and 4.00%.The Index is reconstituted annually and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. In addition, the Index Provider reviews constituents on a monthly basis to determine ongoing eligibility following an announcement concerning the company’s dividend program. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 98 securities. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index measures the performance of companies within the S&P 500® Index that have followed a managed-dividends policy of increasing or maintaining dividends for at least 15 consecutive years and have high indicated annualized dividend yield relative to other companies within the same Global Industry Classification Standard (GICS®) sector. The managed-dividends policy may be relaxed to maintain a diversified GICS® sector representation. Index sector weights are adjusted to mirror the GICS® sector weights of the S&P 500® Index. The Index seeks to select 100 securities that meet its eligibility criteria. The Index’s starting universe consists of all the securities comprising the S&P 500® Index. The S&P 500® Index measures the performance of the large-cap segment of the U.S. market. From the starting universe, only those securities that have maintained or increased total dividend per share amounts every year for at least 15 consecutive years are eligible for inclusion, subject to a relaxation rule. The remaining stocks are then ranked in their respective GICS® sectors in descending order by indicated annualized dividend yield. The highest ranked stocks, in descending order, are selected until the number of stocks in each sector reaches the sector target count, which is derived from the quintile count of each sector in the index universe (rounded to the nearest whole number). If the number of selected stocks in a sector is fewer than the sector target count, or if the target sector weight exceeds the sum of the stock weights after applying the weighting constraints, the managed-dividends policy is relaxed to select the remaining constituents. In each respective GICS® sector, the Index ranks eligible constituents first by dividend growth history and then by indicated annualized dividend yield. Stocks are added to the Index in descending order of indicated annualized dividend yield starting with the longest dividend growth history length until the number of constituents reaches the sector count target and the weighting requirements are met, with a minimum dividend growth history of at least five years. If there are no additional eligible companies in a sector, the sector weight will deviate from its target weight and the Index distributes the weight proportionally among the other sectors. At each Index reconstitution and rebalance, the Index sector weights mirror the sector weights of the S&P 500® Index, with constituents weighted by dividend yield within the GICS® sectors. The weight for each Index constituent is constrained between 0.25% and 4.00%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 98 securities. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.
First Trust SMID Capital Strength ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. According to the Index Provider, the Index seeks to provide exposure to well capitalized small and mid-sized companies with strong market positions. The Index seeks to screen for companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings growth and a record of financial strength and profit growth (as described below). According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq US Small CapTM Index or the Nasdaq US Mid CapTM Index and must meet the size and liquidity requirements of the Index. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. In addition, in order to be eligible for inclusion in the Index, a security must: ●Have at least $100 million USD in cash or short-term investments, after removing restricted cash; ●Have a long-term debt to market cap ratio less than 30%; ●Have positive shareholder equity; ●Have a return on equity greater than 15% Security selection for the Index is conducted based on a ranking system of the eligible securities until 100 securities are selected for inclusion. All selected securities are equally weighted. See "Additional Information on the Fund's Investment Objective and Strategies - The SMID Capital Strength Index" for further information regarding the selection process. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $1.4 billion to $36.44 billion. As of June 30, 2026, the Fund had significant investments in financials companies and industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry or group of industries that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq US Small CapTM Index or the Nasdaq US Mid CapTM Index and must meet the size and liquidity requirements of the Index. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. In addition, in order to be eligible for inclusion in the Index, a security must: ●Have at least $100 million USD in cash or short-term investments, after removing restricted cash; ●Have a long-term debt to market cap ratio less than 30%; ●Have positive shareholder equity; ●Have a return on equity greater than 15% Security selection for the Index is conducted based on a ranking system of the eligible securities until 100 securities are selected for inclusion. All selected securities are equally weighted.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $1.4 billion to $36.44 billion. As of June 30, 2026, the Fund had significant investments in financials companies and industrials companies, although this may change from time to time.
First Trust SMID Growth Strength ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. According to the Index Provider, the Index seeks to provide exposure to well capitalized small and mid-sized companies with strong market positions. The Index seeks to screen for companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth (as described below). According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq US Small CapTM Index or the Nasdaq US Mid CapTM Index. In addition, in order to be eligible for inclusion in the Index, a security must meet the size, seasoning and liquidity requirements of the Index, as well as the following criteria: ●Have at least $100 million USD in cash or short-term investments, after removing restricted cash; ●Have a long-term debt to market cap ratio less than 30%; ●Have positive shareholder equity; ●Have positive revenue and cashflow; ●Have a return on equity greater than 10% Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index uses a ranking system of the eligible securities until 100 securities are selected for inclusion. All selected securities are equally weighted. See "Additional Information on the Fund's Investment Objective and Strategies - The SMID Growth Strength Index" for further information regarding the selection process.The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry or group of industries that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index seeks to provide exposure to well capitalized small and mid-sized companies with strong market positions. The Index seeks to screen for companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth (as described below). According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq US Small CapTM Index or the Nasdaq US Mid CapTM Index. In addition, in order to be eligible for inclusion in the Index, a security must meet the size, seasoning and liquidity requirements of the Index, as well as the following criteria: ●Have at least $100 million USD in cash or short-term investments, after removing restricted cash; ●Have a long-term debt to market cap ratio less than 30%; ●Have positive shareholder equity; ●Have positive revenue and cashflow; ●Have a return on equity greater than 10% Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index uses a ranking system of the eligible securities until 100 securities are selected for inclusion. All selected securities are equally weighted.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in industrials companies, although this may change from time to time.
First Trust Bloomberg R&D Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). First Trust Advisors L.P., the Fund's investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of the top 50 companies that seek to return implicit value to shareholders by reinvesting in their own growth. It aims to include companies that have consistently increased their research & development expenditures (“R&D Expenditures”) for at least 3 consecutive years and have a meaningful portion of their sales devoted to R&D Expenditures.The Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index (the “Parent Index”). The Parent Index is composed of the 1,000 U.S.-listed securities of companies with the largest market capitalizations, which may include large- and mid-capitalization companies. The Parent Index may include common stocks, real estate investment trusts and tracking stocks. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Parent Index, the Fund expects that substantially all of its investments will be in common stocks. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must have data available relating to its R&D Expenditures as of the selection date for the Index and for the three prior years and its revenue, issuer free float market capitalization and 90-day average daily value traded as of the selection date for the Index. A security must be in the top 90th percentile of the Parent Index in terms of both free float market capitalization and 90-day average daily trading value. “Free float market capitalization” refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. From the remaining eligible securities, a security must have three consecutive years of positive R&D Expenditures growth in order to remain eligible for inclusion in the Index. Of the remaining securities, a security must be in the top 90th percentile by R&D to sales ratio to remain eligible for inclusion in the Index. This ratio is calculated by dividing a company’s R&D Expenditures by its revenue as of the selection date for the Index. Of the securities that remain after applying these screens, the top 50 securities by issuer free float market capitalization are included in the Index. If there are less than 30 issuers in the Index after all of the rules in the Index selection process have been applied, then the R&D Expenditures to sales screening is relaxed and the issuers with the highest R&D Expenditures to sales ratio that failed that screening but that passed all of the other screenings are added to the Index until there are 30 issuers selected for inclusion in the Index. If there are still less than 30 issuers in the Index, then the remaining ineligible issuers that passed the Index Provider's investability screening are ranked by their R&D Expenditures (as of the selection date for the Index), and issuers are added to the Index until there are 30 issuers selected for inclusion in the Index. Securities selected for inclusion in the Index are initially weighted based upon issuer free float market capitalization. Issuer's weights are then capped such that no issuer's weight shall exceed 8% and only the top five issuers by free flow market capitalization may have a weight exceeding 4%. Additionally, no sector's weight shall exceed 40%, where a sector refers to the Bloomberg Industry Classification Standard (BICS) level 1 sector. Any excess weight from capping is redistributed proportionally to all the remaining uncapped issuers until there are no issuers with weight greater than 8%, at most five issuers with weight greater than 4%, and no sector with a weight of greater than 40%. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is constructed to track the performance of the top 50 companies that seek to return implicit value to shareholders by reinvesting in their own growth. It aims to include companies that have consistently increased their research & development expenditures (“R&D Expenditures”) for at least 3 consecutive years and have a meaningful portion of their sales devoted to R&D Expenditures.The Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index (the “Parent Index”). The Parent Index is composed of the 1,000 U.S.-listed securities of companies with the largest market capitalizations, which may include large- and mid-capitalization companies. The Parent Index may include common stocks, real estate investment trusts and tracking stocks. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Parent Index, the Fund expects that substantially all of its investments will be in common stocks. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must have data available relating to its R&D Expenditures as of the selection date for the Index and for the three prior years and its revenue, issuer free float market capitalization and 90-day average daily value traded as of the selection date for the Index. A security must be in the top 90th percentile of the Parent Index in terms of both free float market capitalization and 90-day average daily trading value. “Free float market capitalization” refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. From the remaining eligible securities, a security must have three consecutive years of positive R&D Expenditures growth in order to remain eligible for inclusion in the Index. Of the remaining securities, a security must be in the top 90th percentile by R&D to sales ratio to remain eligible for inclusion in the Index. This ratio is calculated by dividing a company’s R&D Expenditures by its revenue as of the selection date for the Index. Of the securities that remain after applying these screens, the top 50 securities by issuer free float market capitalization are included in the Index. If there are less than 30 issuers in the Index after all of the rules in the Index selection process have been applied, then the R&D Expenditures to sales screening is relaxed and the issuers with the highest R&D Expenditures to sales ratio that failed that screening but that passed all of the other screenings are added to the Index until there are 30 issuers selected for inclusion in the Index. If there are still less than 30 issuers in the Index, then the remaining ineligible issuers that passed the Index Provider's investability screening are ranked by their R&D Expenditures (as of the selection date for the Index), and issuers are added to the Index until there are 30 issuers selected for inclusion in the Index. Securities selected for inclusion in the Index are initially weighted based upon issuer free float market capitalization. Issuer's weights are then capped such that no issuer's weight shall exceed 8% and only the top five issuers by free flow market capitalization may have a weight exceeding 4%. Additionally, no sector's weight shall exceed 40%, where a sector refers to the Bloomberg Industry Classification Standard (BICS) level 1 sector. Any excess weight from capping is redistributed proportionally to all the remaining uncapped issuers until there are no issuers with weight greater than 8%, at most five issuers with weight greater than 4%, and no sector with a weight of greater than 40%. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 50 securities. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.
First Trust New Constructs Core Earnings Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is determined, composed and calculated by Bloomberg Index Services Limited ("BISL" or the "Index Provider"). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. First Trust Advisors L.P., the Fund's investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of companies that have high earnings quality. Specifically, the top companies within each sector that have the highest “Earnings Capture” measure are eligible for inclusion for a total of 100 companies in the Index. The Earnings Capture metric aims to assess the difference between reported earnings and “Core Earnings,” which according to the Index Provider, assesses the normalized operating profitability of a business by removing unusual gains and losses, including those found only in footnotes and the management discussion and analysis section of a company filing. Data from investment research firm New Constructs is used to determine the Earnings Capture measure. New Constructs determines Core Earnings by reviewing company filings and identifying non-core, non-operating, and unusual gains/losses. Such gains and losses, as determined by New Constructs’ classification system, are identified using a combination of technology and expert analyst review of items reported on the income statement (pre-tax and after-tax), as well as “hidden” items disclosed only in the footnotes and management discussion and analysis (the amount of which is generally bundled in reported items such as Selling, General, and Administrative Expenses or Cost of Goods Sold). Additionally, the relevant tax consequences of making such adjustments are included in the determination of Core Earnings. According to the Index Provider, Total Earnings Distortion and Earnings Capture are defined as follows: ●Total Earnings Distortion = Core Earnings - As Reported Earnings as determined by New Constructs ●Earnings Capture = Total Earnings Distortion / Total Assets According to the Index Provider, the Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index. To be eligible for consideration in the Index, a security must meet the size and liquidity requirements of the Index. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The top 30% of securities within each Bloomberg Industry Classification Standard (“BICS”) level 1 sector by the Earnings Capture measure are eligible for inclusion in the Index. Bloomberg classifies companies by tracking their primary business activities as measured by their primary source of revenue and then groups such companies together according to market based industries. BICS level 1 is the broadest of these groupings and is comprised of 11 sectors (e.g., Energy sector, Financials sector, Health Care sector, etc.). Among the filtered securities, the top three (3) securities by Issuer Free Float Market Capitalization (aggregate free float market capitalization of all securities for a particular issuer) in each BICS level 1 sector are selected for inclusion in the Index. Then, the remaining eligible securities are sorted in descending order by Issuer Free Float Market Capitalization. Securities are then selected for inclusion in the Index until there are 100 securities in the Index. Securities weights are determined based on Issuer Free Float Market Capitalization. No security's weight shall exceed 4.5% of the total portfolio, and each BICS level 1 sector weight of the Index shall be equal to the normalized BICS level 1 sector weight of the Bloomberg US 1000 Index. Any excess weight from capping a security's weight is distributed proportionally to all the remaining uncapped securities until both the security capping and sector neutrality conditions are satisfied. In the event full BICS level 1 sector neutrality cannot be satisfied, then the Index’s BICS level 1 sector weights will be set as close as possible to the Bloomberg US 1000 Index’s BICS level 1 sector weights.The Fund defines each security selected for inclusion in the Index as a "Core Earnings Leader."Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Core Earnings Leaders. The Fund may invest in companies with various market capitalizations. The Index is reconstituted and rebalanced quarterly in January, April, July and October, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in a given investment sector or industry that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given investment sector or industry, the Fund may be exposed to the risks associated with that investment sector or industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines each security selected for inclusion in the Index as a "Core Earnings Leader."
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is constructed to track the performance of companies that have high earnings quality. Specifically, the top companies within each sector that have the highest “Earnings Capture” measure are eligible for inclusion for a total of 100 companies in the Index. The Earnings Capture metric aims to assess the difference between reported earnings and “Core Earnings,” which according to the Index Provider, assesses the normalized operating profitability of a business by removing unusual gains and losses, including those found only in footnotes and the management discussion and analysis section of a company filing. Data from investment research firm New Constructs is used to determine the Earnings Capture measure. New Constructs determines Core Earnings by reviewing company filings and identifying non-core, non-operating, and unusual gains/losses. Such gains and losses, as determined by New Constructs’ classification system, are identified using a combination of technology and expert analyst review of items reported on the income statement (pre-tax and after-tax), as well as “hidden” items disclosed only in the footnotes and management discussion and analysis (the amount of which is generally bundled in reported items such as Selling, General, and Administrative Expenses or Cost of Goods Sold). Additionally, the relevant tax consequences of making such adjustments are included in the determination of Core Earnings. According to the Index Provider, Total Earnings Distortion and Earnings Capture are defined as follows: ●Total Earnings Distortion = Core Earnings - As Reported Earnings as determined by New Constructs ●Earnings Capture = Total Earnings Distortion / Total Assets According to the Index Provider, the Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index. To be eligible for consideration in the Index, a security must meet the size and liquidity requirements of the Index. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The top 30% of securities within each Bloomberg Industry Classification Standard (“BICS”) level 1 sector by the Earnings Capture measure are eligible for inclusion in the Index. Bloomberg classifies companies by tracking their primary business activities as measured by their primary source of revenue and then groups such companies together according to market based industries. BICS level 1 is the broadest of these groupings and is comprised of 11 sectors (e.g., Energy sector, Financials sector, Health Care sector, etc.). Among the filtered securities, the top three (3) securities by Issuer Free Float Market Capitalization (aggregate free float market capitalization of all securities for a particular issuer) in each BICS level 1 sector are selected for inclusion in the Index. Then, the remaining eligible securities are sorted in descending order by Issuer Free Float Market Capitalization. Securities are then selected for inclusion in the Index until there are 100 securities in the Index. Securities weights are determined based on Issuer Free Float Market Capitalization. No security's weight shall exceed 4.5% of the total portfolio, and each BICS level 1 sector weight of the Index shall be equal to the normalized BICS level 1 sector weight of the Bloomberg US 1000 Index. Any excess weight from capping a security's weight is distributed proportionally to all the remaining uncapped securities until both the security capping and sector neutrality conditions are satisfied. In the event full BICS level 1 sector neutrality cannot be satisfied, then the Index’s BICS level 1 sector weights will be set as close as possible to the Bloomberg US 1000 Index’s BICS level 1 sector weights.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Core Earnings Leaders.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.
First Trust Balanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. ("First Trust"), the Fund’s investment advisor. The Index is developed, owned, maintained and calculated by Bloomberg Index Services Limited (“BISL” or the “Index Provider”). While the Index Provider may consult with First Trust prior to effectuating a material change to the Index methodology, First Trust maintains no discretion with regard to the compilation and composition of the Index or any changes thereto as such discretion ultimately lies with the Index Provider. According to the Index Provider, the Index seeks to track a portfolio with fixed allocations to income-generating ETFs across three asset classes: target income and buywrite income equity ETFs ("Equity Linked Income ETFs"), actively managed investment grade fixed income ETFs ("Fixed Income ETFs") and target income commodities ETFs ("Commodity Linked Income ETFs") (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). First Trust, the investment advisor to the Fund, serves as the investment advisor to each of the Underlying ETFs. Under normal market conditions, pursuant to the Index methodology, the Fund will allocate 60% of its assets to investments in Equity Linked Income ETFs (the “Equity Allocation”), 35% of its assets to investments in Fixed-Income ETFs (the “Fixed-Income Allocation”) and 5% of its assets to investments in Commodity Linked Income ETFs (the “Commodity Allocation”). The Fund operates as a fund-of-funds. As of June 30, 2026, the Index had 14 constituents. To be selected for inclusion in the Index an ETF must have assets under management of at least $50 million. There is no minimum assets under management requirement for continued eligibility after a security has been included in the Index. Certain ETFs may not be eligible for investment under Section 12 of the Investment Company Act of 1940, as amended, and the rules thereunder. There may be funds not advised by First Trust that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust receives advisory fees from the Underlying ETFs which it would not otherwise receive if the Underlying ETFs were not constituents of the Index. The Index is reconstituted and rebalanced semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. Equity Allocation The Equity Linked Income ETFs comprising the Equity Allocation seek to generate income through the use of either a “buywrite” investing strategy or a “target income” investing strategy. Both strategies utilize similar techniques, as in both instances an ETF utilizing such a strategy invests in equity securities and then writes (sells) exchange-traded call options in seeking to generate additional cash flow in the form of options premiums. The main difference is that an Underlying ETF utilizing a target income strategy seeks to provide a specific rate of distribution that is generally tied to the dividend yield of a particular index. For instance, an Underlying ETF utilizing a target income strategy may seek to make distributions at an annual rate that is over the current annual dividend yield of the Nasdaq-100 Index. However, there is no guarantee that such Underlying ETFs will successfully provide their distribution target. The Underlying ETFs comprising the Equity Allocation are categorized as “core,” “growth,” or “value” based upon the Index Provider's style classification of the underlying equity securities to which the Underlying ETF invests or has exposure. The Index allocates the Equity Allocation equally among the Underlying ETFs comprising the three styles (core, growth and value). The Underlying ETFs within each style are then equally weighted. The Equity Linked Income ETFs may experience more limited capital appreciation relative to their respective indices but are subject to the risk of loss on their equity holdings. Certain of the Underlying ETFs may utilize a target income strategy that seeks to reduce or eliminate the portion of their distributions that are characterized as return of capital for tax purposes. Assuming an Underlying ETF implements such strategy, the distributions that the Fund receives are more likely to be treated as dividends for tax purposes. This may have the effect of increasing the amount that the Fund is required to distribute to the shareholders. To the extent that such strategies are unsuccessful and the Fund receives distributions from an Underlying ETF characterized as return of capital, the Fund’s tax basis in its shares of such Underlying ETF will be reduced. This will cause the Fund to experience higher level of capital gains upon the sale of such shares. Fixed Income Allocation The Fixed Income ETFs comprising the Fixed Income Allocation seek to generate income through investments in a portfolio of investment grade fixed income securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; bank loans, including senior loans; municipal bonds; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Underlying ETFs comprising the Fixed Income Allocation are categorized as “core,” “investment grade” or “government” based upon the Index Provider's classification of the type of securities comprising each Underlying ETF’s portfolio. Of the 35% Index weight allocated to Fixed Income ETFs, 14% of the Index weight is allocated to Underlying ETFs categorized as “core,” 8.75% is allocated to Underlying ETFs categorized as “investment grade” and 12.25% is allocated to Underlying ETFs categorized as “government.” The Underlying ETFs within each style are further sub-classified by the Index Provider based upon whether the duration of an Underlying ETF's portfolio is determined to be "short," "intermediate" or "long." Each of these duration groups is allocated an equal portion of the weight allocated to the style group (core, investment grade or government). This weight is then equally allocated among each Underlying ETF comprising the duration group. Commodity Allocation The Commodity Linked Income ETF comprising the Commodity Allocation seeks to generate income through the use of a “target income” investing strategy similar to the Equity Linked Income ETFs utilizing a target income strategy. However, instead of investing directly in commodities, the Commodity Linked Income ETF derives its exposure to commodities through investments in FLexible EXchange Options (“FLEX Options”) that reference an exchange-traded product that invests directly in gold (the “Gold ETP”). The Commodity Linked Income ETF seeks to provide a specific level of income that is tied to the annual yield of one-month U.S. Treasury securities (before fees and expenses). However, there is no guarantee that such Underlying ETF will successfully provide its distribution target.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the "1940 Act").
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index seeks to track a portfolio with fixed allocations to income-generating ETFs across three asset classes: target income and buywrite income equity ETFs ("Equity Linked Income ETFs"), actively managed investment grade fixed income ETFs ("Fixed Income ETFs") and target income commodities ETFs ("Commodity Linked Income ETFs") (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). First Trust, the investment advisor to the Fund, serves as the investment advisor to each of the Underlying ETFs. Under normal market conditions, pursuant to the Index methodology, the Fund will allocate 60% of its assets to investments in Equity Linked Income ETFs (the “Equity Allocation”), 35% of its assets to investments in Fixed-Income ETFs (the “Fixed-Income Allocation”) and 5% of its assets to investments in Commodity Linked Income ETFs (the “Commodity Allocation”). The Fund operates as a fund-of-funds. As of June 30, 2026, the Index had 14 constituents. To be selected for inclusion in the Index an ETF must have assets under management of at least $50 million. There is no minimum assets under management requirement for continued eligibility after a security has been included in the Index. Certain ETFs may not be eligible for investment under Section 12 of the Investment Company Act of 1940, as amended, and the rules thereunder. There may be funds not advised by First Trust that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust receives advisory fees from the Underlying ETFs which it would not otherwise receive if the Underlying ETFs were not constituents of the Index. The Index is reconstituted and rebalanced semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. Equity Allocation The Equity Linked Income ETFs comprising the Equity Allocation seek to generate income through the use of either a “buywrite” investing strategy or a “target income” investing strategy. Both strategies utilize similar techniques, as in both instances an ETF utilizing such a strategy invests in equity securities and then writes (sells) exchange-traded call options in seeking to generate additional cash flow in the form of options premiums. The main difference is that an Underlying ETF utilizing a target income strategy seeks to provide a specific rate of distribution that is generally tied to the dividend yield of a particular index. For instance, an Underlying ETF utilizing a target income strategy may seek to make distributions at an annual rate that is over the current annual dividend yield of the Nasdaq-100 Index. However, there is no guarantee that such Underlying ETFs will successfully provide their distribution target. The Underlying ETFs comprising the Equity Allocation are categorized as “core,” “growth,” or “value” based upon the Index Provider's style classification of the underlying equity securities to which the Underlying ETF invests or has exposure. The Index allocates the Equity Allocation equally among the Underlying ETFs comprising the three styles (core, growth and value). The Underlying ETFs within each style are then equally weighted. The Equity Linked Income ETFs may experience more limited capital appreciation relative to their respective indices but are subject to the risk of loss on their equity holdings. Certain of the Underlying ETFs may utilize a target income strategy that seeks to reduce or eliminate the portion of their distributions that are characterized as return of capital for tax purposes. Assuming an Underlying ETF implements such strategy, the distributions that the Fund receives are more likely to be treated as dividends for tax purposes. This may have the effect of increasing the amount that the Fund is required to distribute to the shareholders. To the extent that such strategies are unsuccessful and the Fund receives distributions from an Underlying ETF characterized as return of capital, the Fund’s tax basis in its shares of such Underlying ETF will be reduced. This will cause the Fund to experience higher level of capital gains upon the sale of such shares. Fixed Income Allocation The Fixed Income ETFs comprising the Fixed Income Allocation seek to generate income through investments in a portfolio of investment grade fixed income securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; bank loans, including senior loans; municipal bonds; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Underlying ETFs comprising the Fixed Income Allocation are categorized as “core,” “investment grade” or “government” based upon the Index Provider's classification of the type of securities comprising each Underlying ETF’s portfolio. Of the 35% Index weight allocated to Fixed Income ETFs, 14% of the Index weight is allocated to Underlying ETFs categorized as “core,” 8.75% is allocated to Underlying ETFs categorized as “investment grade” and 12.25% is allocated to Underlying ETFs categorized as “government.” The Underlying ETFs within each style are further sub-classified by the Index Provider based upon whether the duration of an Underlying ETF's portfolio is determined to be "short," "intermediate" or "long." Each of these duration groups is allocated an equal portion of the weight allocated to the style group (core, investment grade or government). This weight is then equally allocated among each Underlying ETF comprising the duration group. Commodity Allocation The Commodity Linked Income ETF comprising the Commodity Allocation seeks to generate income through the use of a “target income” investing strategy similar to the Equity Linked Income ETFs utilizing a target income strategy. However, instead of investing directly in commodities, the Commodity Linked Income ETF derives its exposure to commodities through investments in FLexible EXchange Options (“FLEX Options”) that reference an exchange-traded product that invests directly in gold (the “Gold ETP”). The Commodity Linked Income ETF seeks to provide a specific level of income that is tied to the annual yield of one-month U.S. Treasury securities (before fees and expenses). However, there is no guarantee that such Underlying ETF will successfully provide its distribution target.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.